Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Cash and cash equivalents
18 Cash and cash equivalents

	2024	2023	2022

Cash at bank and in hand	1,478	1,614	1,827

Short-term deposits	152	340	345

Money market investments	1,838	2,120	1,230

On December 31	3,469	4,074	3,402

Cash collateral related to securities lending, repurchase agreements and margins on derivatives transactions	2,240	3,416	5,072

Income from security lending programs	4	7	7

Weighted effective interest rate on short-term deposits	3.17%	3.90%	1.70%

Average maturity on short-term deposits (in days)	5	11	17
The carrying amounts disclosed reasonably approximate the fair values at year-end.
For cash collateral received related to securities lending, repurchase agreements, and margins on derivatives transactions, a corresponding liability to repay the cash is recognized in other liabilities (see note
35 Other liabilities
). Also, see note
40 Transfers of financial assets
Transfer of financial assets for details on collateral received and paid. Investment of cash collateral received is restricted through limitations on credit worthiness, duration, approved investment categories, and borrower limits. Short-term collateral relates to cash collateral received included in cash and cash equivalents and the remainder is included in other asset classes as that collateral is typically reinvested. Aegon earns a share of the spread between the collateral earnings and the rebate paid to the borrower of the securities which is reflected in Income from securities lending programs.
Cash and cash equivalent balances that are not available for use by the group is EUR 141 million (2023: EUR 98 million, 2022: EUR 93 million).

	Note	2024	2023	2022

Cash and cash equivalents		3,469	4,074	3,402

Cash classified as Assets held for sale		-	-	5,085

Net cash and cash equivalents		3,469	4,074	8,486

Summary cash flow statement	2024	2023	2022

Net cash flows from operating activities	762	864	2,672

Net cash flows from investing activities	300	(1,996)	733

Net cash flows from financing activities	(1,755)	(3,241)	(1,834)

Net increase / (decrease) in cash and cash equivalents	(694)	(4,373)	1,570

Net cash and cash equivalents on December 31, are impacted by:

Positive (negative) effects of changes in exchange rates	88	(38)	55

Analysis of cash flows
2024 compared to 2023
Net cash flows from operating activities
Total net cash flow from operating activities decreased by EUR 102 million to a EUR 762 million inflow (2023: EUR 864 million inflow, 2022: EUR 2,672 million inflow). Mainly due to:
•	Changes in financial results from insurance and investment contracts (see note 29 on (re-) insurance contracts and investment contracts with DPF ),
•	Partly offset by increase of the result before tax, and changes in accruals (see note 36 Accruals ).
Net cash flows from investing activities
Net cash flows from investing activities increased by EUR 2,296 million to a EUR 300 million inflow (2023: 1,996 million outflow, EUR 2022: EUR 733 million inflow). This is mainly driven by net cash outflows related to the disposal of Aegon the Netherlands in 2023.
Net cash flows from financing activities
Net cash flow from financing activities increased by EUR 1,486 million to a EUR 1,755 million outflow (2023: EUR 3,241 million outflow, 2022: EUR 1,834 million outflow). The increase is a result of lower repayments of borrowings (refer to the table below Reconciliation of liabilities arising from financing activities). This is partly offset by lower proceeds from borrowings (refer to the table below Reconciliation of liabilities arising from financing activities) and a EUR 700 million repayment of a subordinated note (see note
27 Subordinated borrowings
).
2023 compared to 2022
Net cash flows from operating activities
Total net cash flow from operating activities decreased by EUR 1,808 million to a EUR 864 million inflow (2022: EUR 2,672 million inflow). Mainly due to:

•	Changes in results from financial transactions (see note
9 Insurance net investment result
and note
10 Other net investment result
), partly offset by changes in financial results from insurance and investment contracts (see note
29 on
(re-)
insurance contracts and investment contracts with DPF
and note
30 Investment contracts without DPF
), and
•	The net disposal of investments (see note 19 Investments ).
Net cash flows from investing activities
Net cash flows from investing activities decreased by EUR 2,729 million to a EUR 1,996 million outflow (2022: EUR 733 million inflow). This is mainly driven by net cash outflows related to the disposal of Aegon the Netherlands in 2023.
Net cash flows from financing activities
Net cash flow from financing activities decreased by EUR 1,407 million to a EUR 3,241 million outflow (2022: EUR 1,834 million outflow). The decrease is mainly driven by proceeds of borrowings (see note
31 Borrowings
).
Reconciliation of liabilities arising from financing activities
The table below shows the reconciliation between the net cash flows from financing activities and the liabilities as included in the consolidated statement of financial position.

	Cash flows			Non-cash changes

Reconciliation of debt from financing activities	January 1, 2024	Addition	Repayment	Disposal of a business	Realized gains / losses in income statement	Movements related to fair value hedges	Amortization	Net exchange difference	December 31, 2024

Subordinated borrowings	2,244	-	(700)	-	-	-	5	104	1,653

Trust pass-through securities	111	-	-	-	-	(5)	(1)	7	113

Borrowings	2,356	700	(209)	-	-	-	3	162	3,013

Assets held to hedge Trust pass-through securities	(14)	-	-	-	(5)	-	-	(1)	(20)

	Cash flows			Non-cash changes

Reconciliation of debt from financing activities	January 1, 2023	Addition	Repayment	Disposal of a business	Realized gains / losses in income statement	Movements related to fair value hedges	Amortization	Net exchange difference	December 31, 2023

Subordinated borrowings	2,295	-	-	-	-	-	3	(54)	2,244

Trust pass-through securities	118	-	-	-	-	(3)	(1)	(4)	111

Borrowings	4,051	1,604	(3,239)	(8)	-	-	2	(54)	2,356

Assets held to hedge Trust pass-through securities	(11)	-	-	-	(3)	-	-	-	(14)